Annual Total Returns[BarChart] - Global Strategy Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.22%)	19.55%	18.79%	1.84%	(4.76%)	5.29%	13.55%	(8.29%)	9.90%	3.62%